Common Stock and Stock Plans, Stock Compensation Expense (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of Stock Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 1,180	$ 1,069	$ 947
Performance shares	101	53	31
Total stock compensation expense	1,281	1,122	978
Related recognized tax benefit	$ 317	$ 277	$ 242
Total number of shares of common stock available for grant under plans	77